Investments in Equipment Subject to Operating Leases (Tables)	12 Months Ended
Dec. 31, 2014
Summary of investments in equipment subject to operating leases

The composition of the equipment subject to operating leases as of December 31, 2014 is as follows:

Description	Cost Basis	Accumulated Depreciation	Net Book Value
Agricultural equipment	$807,239	$125,677	$681,562
Aircraft equipment	3,469,297	250,394	3,218,903
Computer equipment	671,809	233,776	438,033
Forklifts and fuels cells	7,188,160	1,166,572	6,021,588
Heavy equipment	3,047,443	435,563	2,611,880
Industrial	518,399	97,295	421,104
Machine tools	556,686	68,778	487,908
Medical	518,588	134,240	384,348
	$16,777,621	$2,512,295	$14,265,326

The composition of the equipment subject to operating leases as of December 31, 2013 is as follows:

Description	Cost Basis	Accumulated Depreciation	Net Book Value
Agricultural equipment	$653,458	$2,382	$651,076
Computer equipment	1,529,807	17,505	1,512,302
Forklifts and fuels cells	5,473,816	26,569	5,447,247
Heavy equipment	2,514,627	10,244	2,504,383
Industrial	466,618	2,135	464,483
Machine tools	556,686	2,943	553,743
Medical	32,476	120	32,356
	$11,227,488	$61,898	$11,165,590

SQN AIF IV, GP LLC [Member]
Summary of investments in equipment subject to operating leases

The composition of the equipment subject to operating leases as of December 31, 2014 is as follows:

Description	Cost Basis	Accumulated Depreciation	Net Book Value
Agricultural equipment	$807,239	$125,677	$681,562
Aircraft equipment	3,469,297	250,394	3,218,903
Computer equipment	671,809	233,776	438,033
Forklifts and fuels cells	7,188,160	1,166,572	6,021,588
Heavy equipment	3,047,443	435,563	2,611,880
Industrial	518,399	97,295	421,104
Machine tools	556,686	68,778	487,908
Medical	518,588	134,240	384,348
	$16,777,621	$2,512,295	$14,265,326

The composition of the equipment subject to operating leases as of December 31, 2013 is as follows:

Description	Cost Basis	Accumulated Depreciation	Net Book Value
Agricultural equipment	$653,458	$2,382	$651,076
Computer equipment	1,529,807	17,505	1,512,302
Forklifts and fuels cells	5,473,816	26,569	5,447,247
Heavy equipment	2,514,627	10,244	2,504,383
Industrial	466,618	2,135	464,483
Machine tools	556,686	2,943	553,743
Medical	32,476	120	32,356
	$11,227,488	$61,898	$11,165,590